As filed with the Securities and Exchange Commission on January 20, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

California Investment Trust

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2009

Item 1.  Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (96.65%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$509,480
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,011,720

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,901,061
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	39,460
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,282,395

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,195,068

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,005,340

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,456,114

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,832,020
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,917,880
Variable Purpose	2,000,000	5.000%	3/1/2028	1,937,020
Variable Purpose	3,000,000	5.000%	4/1/2038	2,633,940

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	1,000,000	5.000%	8/1/2030	1,036,410

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E	1,090,000	6.250%	10/1/2012	1,174,028

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,109,149

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,372,014

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,049,540

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	771,280

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,652,959
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,977,451

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,028,120

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	1,105,000	6.500%	7/1/2010	1,136,238

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,863,291

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,030,690
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,262,080

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,235,000	6.125%	7/1/2013	1,308,754

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,003,300

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,042,420

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,660,000	5.500%	2/1/2014	1,681,049

OCEANSIDE UNIFIED SCHOOL DISTRICT
Election of 2000; Series B	1,870,000	5.125%	8/1/2029	1,872,674

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,264,990

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	937,740

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	916,500

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,887,000

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,830,749

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,654,546

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,590,625
Certificates of Participation; Series 2007	2,000,000	5.250%	4/1/2037	1,921,380

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,266,920
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	2,016,928
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,370,496

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds	910,000	7.000%	7/1/2010	938,101

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,083,153

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	662,000

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,004,920

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,041,980

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	2,001,473

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,470,368

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,225,890

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,160,710

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	743,096
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,226,600

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,030,440

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,016,738

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,253,021

Total Long-Term Securities (Cost $105,516,590)				106,609,309

VARIABLE RATE DEMAND NOTES* (2.56%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series B-5	1,200,000	0.210%	12/1/2009	1,200,000

CALIFORNIA, STATE OF
Series A-2	400,000	0.200%	12/1/2009	400,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 97-16	200,000	0.200%	12/1/2009	200,000

IRVINE RANCH WATER DISTRICT
District No. 105, 140, 240, and 250	200,000	0.180%	12/1/2009	200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.240%	12/1/2009	145,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; Series 2008	300,000	0.200%	12/1/2009	300,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A	382,000	0.200%	12/1/2009	382,000

Total Variable Rate Demand Notes (Cost $2,827,000)				2,827,000

Total Investments (Cost $108,343,590) (a) (99.21%)				109,436,309
Other Net Assets (0.79%)				867,136
Net Assets (100.00%)				$110,303,445

(a) Aggregate cost for federal income tax purposes is $108,176,348. At November 30, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$4,193,120
Unrealized depreciation				(2,933,159)
Net unrealized appreciation (depreciation)				$1,259,961

* Stated maturity reflects next reset date.

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

LONG-TERM SECURITIES (93.43%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$525,940

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	515,520

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	556,880

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	518,100

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	420,316
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	544,060
University of California Research Project	400,000	5.250%	11/1/2014	453,544

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	529,330

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	544,845

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	585,382

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	557,150

FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	533,495

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	530,940

MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	646,230

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	566,135
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	548,515

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	532,390

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	536,325

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	550,270
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	746,837
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	547,485

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	408,940

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	562,025

WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	525,935

Total Long-Term Securities (Cost $12,492,523)				12,986,589

VARIABLE RATE DEMAND NOTES* (4.32%)

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 94-13	300,000	0.200%	12/1/2009	300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-3	300,000	0.180%	12/1/2009	300,000

Total Variable Rate Demand Notes (Cost $600,000)				600,000

Total Investments (Cost $13,092,523) (a) (97.75%)				13,586,589
Other Net Assets (2.25%)				313,000
Net Assets (100.00%)				$13,899,589

(a) Aggregate cost for federal income tax purposes is $13,092,413. At November 30, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$495,290
Unrealized depreciation				(1,114)
Net unrealized appreciation (depreciation)				$494,176

* Stated maturity reflects next reset date.

CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

TAX AND REVENUE ANTICIPATION NOTES (12.14%)

CALIFORNIA, STATE OF
Series A-1	$2,000,000	3.000%	5/25/2010	$2,016,710

SAN DIEGO COUNTY & SCHOOL DISTRICT
Tax and Revenue Anticipation Notes	2,500,000	2.000%	6/30/2010	2,517,503

SISKIYOU, COUNTY OF
Tax and Revenue Anticipation Notes	2,000,000	2.500%	6/30/2010	2,016,748

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Linden Wind Energy Project; Series A	2,000,000	2.000%	10/1/2010	2,026,077

Total Tax & Revenue Anticipation Notes (Cost $8,577,038)				8,577,038

VARIABLE RATE DEMAND NOTES* (87.88%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.220%	12/3/2009	1,450,000

ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,380,000	0.400%	12/3/2009	1,380,000

BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds	1,300,000	0.250%	12/3/2009	1,300,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-4	1,900,000	0.190%	12/1/2009	1,900,000
Power Supply Revenue Bonds; Series B-5	50,000	0.210%	12/1/2009	50,000
Power Supply Revenue Bonds; Series F-1	600,000	0.190%	12/1/2009	600,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	0.550%	6/16/2010	2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	945,000	0.280%	12/2/2009	945,000
Revenue Refunding Bonds - Series 2007A	900,000	0.220%	12/2/2009	900,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series A-2	2,000,000	0.200%	12/1/2009	2,000,000
General Obligation Bonds; Series C-1	2,000,000	0.200%	12/3/2009	2,000,000
Series B; Subseries B-1	800,000	0.220%	12/2/2009	800,000

CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.180%	12/2/2009	2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Series C	2,000,000	0.200%	12/2/2009	2,000,000
Series G	1,100,000	0.220%	12/2/2009	1,100,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 94-13	400,000	0.200%	12/1/2009	400,000
Assessment District No. 97-16	300,000	0.200%	12/1/2009	300,000

IRVINE RANCH WATER DISTRICT
Districts 105, 140, 240 & 250	1,000,000	0.180%	12/1/2009	1,000,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,370,000	0.370%	12/2/2009	1,370,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Series A-4	3,000,000	0.210%	12/3/2009	3,000,000
Series B-2	1,200,000	0.180%	12/1/2009	1,200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2005 Authorization; Series B-1	1,300,000	0.180%	12/3/2009	1,300,000
Water Revenue Refunding Bonds; 2001 Series C-1	2,000,000	0.220%	12/1/2009	2,000,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.240%	12/1/2009	500,000

MODESTO, CITY OF
Series A	3,400,000	0.250%	12/3/2009	3,400,000

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian; Series C	1,600,000	0.190%	12/2/2009	1,600,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.260%	12/2/2009	1,260,000

ORANGE COUNTY WATER DISTRICT
Series A	2,000,000	0.210%	12/2/2009	2,000,000

PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.400%	12/3/2009	1,600,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Series B	400,000	0.200%	12/1/2009	400,000
Series D	1,600,000	0.200%	12/1/2009	1,600,000
2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	0.250%	12/2/2009	2,400,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.220%	12/3/2009	1,720,000

SANTA CLARA COUNTY FINANCING AUTHORITY
El Camino Hospital; Series A	3,000,000	0.190%	12/2/2009	3,000,000
Multiple Facilities Project	3,000,000	0.250%	12/2/2009	3,000,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,000,000	0.250%	12/2/2009	2,000,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	2,800,000	0.250%	12/2/2009	2,800,000

TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.220%	12/3/2009	1,000,000

WEST BASIN MUNICIPAL WATER DISTRICT
Series A-2	2,800,000	0.250%	12/2/2009	2,800,000

Total Variable Rate Demand Notes (Cost $62,075,000)				62,075,000

Total Investments (Cost $70,652,038) (a) (100.02%)				70,652,038
Other Net Liabilities (-0.02%)				(11,853)
Net Assets (100.00%)				$70,640,185

(a) Aggregate cost for federal income tax purposes is $70,652,038.

* Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bond (3.36%)
	$1,000,000	1.875%	10/22/2012	$1,014,415
Total Corporate Bond (Cost $1,003,806)				1,014,415

Government National Mortgage Association (29.92%)
	50,912	6.000%	4/15/2014	55,089
	79,427	6.000%	4/15/2014	85,943
	57,296	6.000%	4/15/2016	62,050
	102,955	6.500%	4/15/2016	111,296
	89,933	6.000%	5/15/2016	97,396
	8,360	10.000%	9/15/2018	9,659
	25,021	9.000%	10/15/2018	28,381
	798,896	5.000%	7/15/2020	857,198
	302,068	5.500%	1/15/2025	328,521
	403,259	6.000%	1/15/2026	435,544
	2,484,581	5.500%	4/15/2036	2,654,159
	2,529,341	5.000%	3/15/2038	2,665,194
	1,524,418	6.000%	6/15/2038	1,633,792
Total Government National Mortgage Association (Cost $8,421,199)				9,024,222

United States Treasury Bonds (12.74%)
	3,000,000	7.250%	5/15/2016	3,842,580
Total United States Treasury Bonds (Cost $3,434,425)				3,842,580

United States Treasury Notes (53.64%)
	200,000	2.750%	2/28/2013	210,047
	1,500,000	2.750%	10/31/2013	1,571,016
	3,700,000	3.750%	11/15/2018	3,884,134
	2,300,000	4.500%	5/15/2038	2,418,595
	5,000,000	4.250%	5/15/2039	5,046,880
	2,900,000	4.500%	8/15/2039	3,051,797
Total United States Treasury Notes (Cost $16,684,841)				16,182,469

Total Investments (Cost $29,544,271) (a) (99.66%)				30,063,686
Other Net Assets (0.34%)				101,277
Net Assets (100.00%)				$30,164,963

(a) Aggregate cost for federal income tax purposes is $29,544,271. At November 30, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,131,772
Unrealized depreciation				(612,357)
Net unrealized appreciation (depreciation)				$519,415

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE	MATURITY	VALUE

Corporate Bond (5.09%)
	$1,000,000	1.875%	10/22/2012	$1,014,415
Total Corporate Bond (Cost $1,003,806)				1,014,415

Government National Mortgage Association (2.44%)
	188,351	3.125%	6/20/2034	193,471
	284,783	3.750%	11/20/2034	292,346
Total Government National Mortgage Association (Cost $476,343)				485,817

United States Treasury Notes (91.23%)
	1,000,000	0.875%	1/31/2011	1,006,680
	400,000	5.000%	2/15/2011	422,703
	500,000	4.875%	4/30/2011	531,719
	700,000	4.875%	5/31/2011	747,114
	400,000	5.125%	6/30/2011	429,438
	400,000	5.000%	8/15/2011	431,063
	700,000	4.625%	8/31/2011	750,368
	500,000	4.500%	9/30/2011	535,997
	200,000	4.625%	10/31/2011	215,383
	700,000	1.750%	11/15/2011	715,258
	200,000	4.500%	11/30/2011	215,328
	1,800,000	1.125%	12/15/2011	1,815,892
	1,100,000	1.125%	1/15/2012	1,108,939
	400,000	1.375%	2/15/2012	405,375
	300,000	1.375%	3/15/2012	303,961
	600,000	1.375%	4/15/2012	607,828
	600,000	1.375%	5/15/2012	607,501
	1,400,000	1.875%	6/15/2012	1,435,111
	1,000,000	1.500%	7/15/2012	1,015,704
	900,000	1.750%	8/15/2012	918,985
	1,000,000	1.375%	9/15/2012	1,010,313
	1,000,000	1.375%	10/15/2012	1,009,531
	1,400,000	1.375%	11/15/2012	1,411,375
	500,000	3.375%	11/30/2012	533,984
Total United States Treasury Notes (Cost $17,920,845)				18,185,550

Total Investments (Cost $19,400,994) (a) (98.76%)				19,685,782
Other Net Assets (1.24%)				247,020
Net Assets (100.00%)				$19,932,802

(a) Aggregate cost for federal income tax purposes is $19,400,994. At November 30, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$284,788
Unrealized depreciation				-
Net unrealized appreciation (depreciation)				$284,788

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 11/30/2009

SECURITY DESCRIPTION	PAR VALUE	RATE		MATURITY	VALUE

United States Treasury Bills (99.80%)
	$16,400,000	0.066	%^	12/17/2009	$16,398,959
	3,800,000	0.071	%^	12/31/2009	3,799,709
	3,900,000	0.005	%^	1/28/2010	3,898,975
	3,700,000	0.052	%^	2/25/2010	3,699,294
Total United States Treasury Bills (Cost $27,796,937)					27,796,937

Total Investments (Cost $27,796,937) (a) (99.80%)					27,796,937
Other Net Assets (0.20%)					56,377
Net Assets (100.00%)					$27,853,314

(a) Aggregate cost for federal income tax purposes is $27,796,937.

^ Zero coupon bond. Interest rate presented is yield to maturity.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (99.59%)

Basic Materials (3.34%)	Shares	Value
Air Products & Chemicals Inc	1,787	$148,196
Alcoa Inc	7,434	93,074
Allegheny Technologies Inc	854	29,062
Dow Chemical Co/The	7,985	221,823
Eastman Chemical Co	710	42,685
Ecolab Inc	1,453	65,254
EI du Pont de Nemours & Co	7,723	267,061
Freeport-McMoRan Copper & Gold Inc*	3,207	265,540
International Flavors & Fragrances Inc	683	27,812
International Paper Co	3,595	91,493
MeadWestvaco Corp	1,512	41,383
Monsanto Co	4,620	373,065
Newmont Mining Corp	3,766	202,008
Nucor Corp	2,404	101,954
Plum Creek Timber Co Inc	1,537	53,011
PPG Industries Inc	1,387	82,429
Praxair Inc	2,667	218,774
Sherwin-Williams Co/The	934	56,825
Sigma-Aldrich Corp	1,154	61,554
Titanium Metals Corp*	700	6,839
United States Steel Corp	991	44,258
Vulcan Materials Co	768	37,233
Weyerhaeuser Co	1,867	72,701
Total Basic Materials		2,604,034

Communications (11.32%)
Akamai Technologies Inc*	1,400	33,600
Amazon.com Inc*	2,600	353,366
American Tower Corp*	3,400	139,128
AT&T Inc	48,915	1,317,770
CBS Corp	5,761	73,798
CenturyTel Inc	2,456	87,409
Ciena Corp*	821	9,975
Cisco Systems Inc*	47,820	1,118,988
Comcast Corp	23,905	350,686
Corning Inc	13,253	221,060
DIRECTV*	4,345	137,432
eBay Inc*	8,960	219,251
Expedia Inc*	1,700	43,316
Frontier Communications Corp	3,037	23,992
Gannett Co Inc	2,073	20,502
Google Inc*	1,990	1,160,170
Interpublic Group of Cos Inc*	4,290	27,156
JDS Uniphase Corp*	1,800	13,302
Juniper Networks Inc*	4,300	112,359
McAfee Inc*	1,288	49,137
McGraw-Hill Cos Inc/The	2,816	84,367
Meredith Corp	327	8,616
New York Times Co/The*	1,459	12,314
News Corp	19,461	223,023
Omnicom Group Inc	2,762	101,421
QUALCOMM Inc	13,721	617,445
Qwest Communications International Inc	13,871	50,629
Scripps Networks Interactive Inc	800	31,640
Symantec Corp*	6,780	120,345
Tellabs Inc*	3,680	20,645
Time Warner Cable Inc	2,562	107,322
Time Warner Inc	10,207	313,559
VeriSign Inc*	2,100	47,124
Verizon Communications Inc	23,550	740,883
Viacom Inc*	5,027	149,000
Walt Disney Co/The	15,394	465,207
Windstream Corp	4,013	39,809
Yahoo! Inc*	11,316	169,401
Total Communications		8,815,147

Consumer, Cyclical (8.81%)
Abercrombie & Fitch Co	700	27,951
AutoNation Inc*	1,202	21,215
AutoZone Inc*	360	53,233
Bed Bath & Beyond Inc*	2,427	90,673
Best Buy Co Inc	2,966	127,034
Big Lots Inc*	835	19,255
Carnival Corp*	3,638	116,525
Cintas Corp	1,157	32,500
Coach Inc	2,633	91,497
Costco Wholesale Corp	3,733	223,644
CVS Caremark Corp	12,070	374,291
Darden Restaurants Inc	1,181	37,119
DR Horton Inc	2,596	26,687
Family Dollar Stores Inc	1,287	39,266
Ford Motor Co*	26,682	237,203
GameStop Corp*	1,500	36,615
Gap Inc/The	4,141	88,700
Genuine Parts Co	1,439	51,559
Goodyear Tire & Rubber Co/The*	1,764	24,184
Harley-Davidson Inc	2,164	63,059
Harman International Industries Inc	500	18,805
Hasbro Inc	1,349	39,998
Home Depot Inc	14,210	388,786
International Game Technology	2,867	54,158
JC Penney Co Inc	1,836	52,767
Johnson Controls Inc	5,136	138,929
KB Home	776	10,515
Kohl's Corp*	2,678	142,309
Lennar Corp	1,300	16,471
Lowe's Cos Inc	12,462	271,796
Ltd Brands Inc	2,733	45,340
Macy's Inc	3,640	59,368
Marriott International Inc	2,747	70,662
Mattel Inc	3,213	62,525
McDonald's Corp	9,146	578,485
Newell Rubbermaid Inc	2,365	34,316
NIKE Inc	3,280	212,839
Nordstrom Inc	1,658	55,460
Office Depot Inc*	2,343	14,386
O'Reilly Automotive Inc*	1,124	43,589
PACCAR Inc	3,117	115,578
Polo Ralph Lauren Corp	500	38,425
Pulte Homes Inc	2,804	25,629
RadioShack Corp	1,294	24,405
Sears Holdings Corp*	447	31,715
Southwest Airlines Co	6,485	59,662
Staples Inc	6,039	140,829
Starbucks Corp*	6,248	136,831
Starwood Hotels & Resorts Worldwide Inc	1,746	55,907
Target Corp	6,237	290,395
Tiffany & Co	1,141	48,698
TJX Cos Inc	3,710	142,390
VF Corp	775	56,358
Walgreen Co	8,361	325,159
Wal-Mart Stores Inc	18,501	1,009,230
Whirlpool Corp	642	47,611
WW Grainger Inc	597	58,327
Wyndham Worldwide Corp	1,509	28,022
Yum! Brands Inc	3,826	134,943
Total Consumer, Cyclical		6,863,828

Consumer, Non-Cyclical (23.15%)
Abbott Laboratories	13,018	709,351
Aetna Inc	3,705	107,853
Allergan Inc	2,558	148,697
Altria Group Inc	17,690	332,749
AmerisourceBergen Corp	2,503	61,799
Amgen Inc*	8,393	472,946
Apollo Group Inc*	893	50,964
Archer-Daniels-Midland Co	5,377	165,665
Automatic Data Processing Inc	4,159	180,709
Avery Dennison Corp	891	33,466
Avon Products Inc	3,658	125,287
Baxter International Inc	5,016	273,623
Becton Dickinson and Co	2,048	153,190
Biogen Idec Inc*	2,456	115,285
Boston Scientific Corp*	11,263	94,271
Bristol-Myers Squibb Co	16,657	421,589
Brown-Forman Corp	848	43,392
Campbell Soup Co	1,775	62,072
Cardinal Health Inc	3,092	99,655
CareFusion Corp*	1,546	39,933
Celgene Corp*	3,200	177,440
CIGNA Corp	2,346	75,260
Clorox Co	1,128	67,985
Coca-Cola Co/The	16,506	944,143
Coca-Cola Enterprises Inc	2,339	45,961
Colgate-Palmolive Co	4,141	348,631
ConAgra Foods Inc	4,122	91,467
Constellation Brands Inc*	1,669	28,557
Convergys Corp*	1,100	12,298
Coventry Health Care Inc*	1,300	29,315
CR Bard Inc	884	72,674
DaVita Inc*	857	50,769
Dean Foods Co*	1,100	17,490
Dr Pepper Snapple Group Inc*	2,104	55,104
Eli Lilly & Co	8,327	305,851
Equifax Inc	1,159	33,205
Estee Lauder Cos Inc/The	1,100	51,513
Express Scripts Inc*	2,164	185,671
Forest Laboratories Inc*	2,726	83,579
Fortune Brands Inc	1,241	47,667
General Mills Inc	2,799	190,332
Genzyme Corp*	2,172	110,120
Gilead Sciences Inc*	7,514	346,020
H&R Block Inc	2,712	55,054
Hershey Co/The	1,533	54,222
HJ Heinz Co	2,647	112,365
Hospira Inc*	1,350	63,383
Humana Inc*	1,388	57,616
Intuitive Surgical Inc*	313	87,809
Iron Mountain Inc*	1,493	35,832
JM Smucker Co/The	981	57,957
Johnson & Johnson	22,845	1,435,580
Kellogg Co	2,222	116,833
King Pharmaceuticals Inc*	2,430	28,747
Kraft Foods Inc	12,210	324,542
Kroger Co/The	5,408	122,978
Laboratory Corp of America Holdings*	1,002	73,106
Life Technologies Corp*	695	34,597
Lorillard Inc	1,400	109,074
Mastercard Inc	600	144,516
McCormick & Co Inc	1,075	38,356
McKesson Corp	2,250	139,545
Medco Health Solutions Inc*	3,999	252,577
Medtronic Inc	9,271	393,461
Merck & Co Inc	25,322	916,910
Millipore Corp*	423	28,806
Molson Coors Brewing Co	1,100	49,731
Monster Worldwide Inc*	1,196	17,474
Moody's Corp	1,875	43,556
Mylan Inc*	2,107	37,652
Patterson Cos Inc*	758	19,488
Paychex Inc	2,899	90,884
Pepsi Bottling Group Inc	1,328	50,398
PepsiCo Inc	12,907	803,074
Pfizer Inc	66,836	1,214,410
Philip Morris International Inc	16,263	782,088
Procter & Gamble Co/The	24,165	1,506,688
Quest Diagnostics Inc	1,280	74,163
Reynolds American Inc	1,470	73,441
Robert Half International Inc	1,510	33,718
RR Donnelley & Sons Co	1,958	40,296
Safeway Inc	3,802	85,545
Sara Lee Corp	6,096	74,005
St Jude Medical Inc*	2,842	104,330
Stryker Corp	1,954	98,482
SUPERVALU Inc	1,839	25,433
Sysco Corp	5,149	139,229
Tenet Healthcare Corp*	4,695	21,362
Total System Services Inc	1,406	24,296
Tyson Foods Inc	2,300	27,646
UnitedHealth Group Inc	9,862	282,744
Varian Medical Systems Inc*	1,100	51,414
Watson Pharmaceuticals Inc*	836	31,007
WellPoint Inc*	4,018	217,093
Western Union Co/The	5,814	107,268
Whole Foods Market Inc*	1,300	33,345
Zimmer Holdings Inc*	1,950	115,382
Total Consumer, Non-Cyclical		18,023,056

Diversified (0.04%)
Leucadia National Corp*	1,400	30,128
Total Diversified		30,128

Energy (12.24%)
Anadarko Petroleum Corp	3,918	233,239
Apache Corp	2,784	265,260
Baker Hughes Inc	2,675	108,980
BJ Services Co	2,548	47,851
Cameron International Corp*	1,798	67,964
Chesapeake Energy Corp	3,500	83,720
Chevron Corp	16,620	1,297,025
ConocoPhillips	12,283	635,891
Consol Energy Inc	1,500	68,880
Devon Energy Corp	3,775	254,246
Diamond Offshore Drilling Inc	576	57,335
El Paso Corp	5,972	57,092
ENSCO International Inc	1,200	52,800
EOG Resources Inc	2,086	180,418
EQT Corp	1,085	44,648
Exxon Mobil Corp	40,280	3,023,820
FMC Technologies Inc*	1,024	55,777
Halliburton Co	7,462	219,084
Hess Corp	2,293	132,902
Marathon Oil Corp	5,982	195,133
Murphy Oil Corp	1,600	90,224
Nabors Industries Ltd*	2,404	49,643
National Oilwell Varco Inc	2,988	128,544
Noble Energy Inc	1,400	91,350
Occidental Petroleum Corp	6,720	542,909
Peabody Energy Corp	2,200	97,812
Questar Corp	1,500	59,505
Range Resources Corp	1,400	65,982
Rowan Cos Inc*	921	22,739
Schlumberger Ltd	10,000	638,900
Smith International Inc	1,700	46,206
Southwestern Energy Co*	2,800	123,088
Spectra Energy Corp	5,340	103,649
Sunoco Inc	1,006	25,351
Tesoro Corp	1,200	15,336
Valero Energy Corp	4,652	73,920
Williams Cos Inc/The	5,123	101,896
XTO Energy Inc	4,061	172,349
Total Energy		9,531,468

Financial (13.50%)
Aflac Inc	4,094	188,447
Allstate Corp/The	4,446	126,311
American Capital Ltd*	439	1,291
American Express Co	9,991	417,924
American International Group Inc*	1,079	30,644
Ameriprise Financial Inc	1,978	75,401
AON Corp	2,484	96,205
Apartment Investment & Management Co	1,148	15,509
Assurant Inc	800	24,456
AvalonBay Communities Inc	722	52,157
Bank of America Corp	58,084	920,631
Bank of New York Mellon Corp/The	9,567	254,865
BB&T Corp	4,620	115,038
Boston Properties Inc	1,000	66,980
Capital One Financial Corp	3,543	135,909
CB Richard Ellis Group Inc*	1,600	18,288
Charles Schwab Corp/The	7,995	146,548
Chubb Corp	2,919	146,359
Cincinnati Financial Corp	1,551	39,582
Citigroup Inc	94,068	386,619
CME Group Inc	550	180,527
Comerica Inc	1,331	37,894
Discover Financial Services	4,034	62,366
E*Trade Financial Corp*	3,742	6,137
Equity Residential	2,484	80,010
Federated Investors Inc	848	21,861
Fifth Third Bancorp	4,472	45,078
First Horizon National Corp*	1,152	15,610
Franklin Resources Inc	1,329	143,572
General Growth Properties Inc*	2,100	13,692
Genworth Financial Inc*	3,700	39,849
Goldman Sachs Group Inc/The	4,173	707,991
Hartford Financial Services Group Inc	2,634	64,428
HCP Inc	2,387	74,713
Host Hotels & Resorts Inc	4,600	48,392
Hudson City Bancorp Inc	4,300	57,147
Huntington Bancshares Inc	3,125	11,938
IntercontinentalExchange Inc*	600	64,074
Invesco Ltd	3,410	75,873
Janus Capital Group Inc	1,377	18,025
JPMorgan Chase & Co	32,343	1,374,254
KeyCorp	3,287	19,262
Kimco Realty Corp	2,100	25,872
Legg Mason Inc	1,100	31,119
Lincoln National Corp	2,289	52,441
Loews Corp	2,994	106,047
M&T Bank Corp	659	43,217
Marsh & McLennan Cos Inc	4,530	102,152
Marshall & Ilsley Corp	2,248	12,926
MBIA Inc*	1,215	4,204
MetLife Inc	6,247	213,585
Morgan Stanley	11,206	353,885
Northern Trust Corp	1,583	78,359
NYSE Euronext	2,200	55,616
People's United Financial Inc	2,887	47,029
Principal Financial Group Inc	2,207	56,036
Progressive Corp/The*	6,108	102,431
ProLogis	2,148	28,096
Prudential Financial Inc	3,888	193,817
Public Storage	1,000	79,580
Regions Financial Corp	5,885	34,486
Simon Property Group Inc	1,922	139,653
SLM Corp*	3,509	38,494
State Street Corp	4,093	169,041
SunTrust Banks Inc	2,946	69,614
T Rowe Price Group Inc	2,226	108,918
Torchmark Corp	787	34,219
Travelers Cos Inc/The	4,853	254,249
Unum Group	2,983	56,796
US Bancorp	14,513	350,199
Ventas Inc	1,297	55,680
Vornado Realty Trust	1,134	74,232
Wells Fargo & Co	38,602	1,082,400
XL Capital Ltd	1,549	28,362
Zions Bancorporation	953	12,532
Total Financial		10,517,144

Industrial (10.66%)
3M Co	5,757	445,822
Agilent Technologies Inc*	3,215	92,978
Amphenol Corp	1,420	58,504
Ball Corp	779	38,490
Bemis Co Inc	906	26,546
Black & Decker Corp	525	31,862
Boeing Co/The	6,020	315,508
Burlington Northern Santa Fe Corp	2,308	226,876
Caterpillar Inc	4,988	291,249
CH Robinson Worldwide Inc	1,500	83,610
CSX Corp	3,418	162,287
Cummins Inc	1,788	80,281
Danaher Corp	2,083	147,726
Deere & Co	3,710	198,522
Dover Corp	1,542	63,037
Eastman Kodak Co*	2,384	9,655
Eaton Corp	1,240	79,236
Emerson Electric Co	6,230	257,984
Expeditors International of Washington Inc	1,800	57,474
FedEx Corp	2,638	222,779
Fluor Corp	1,548	65,759
General Dynamics Corp	3,192	210,353
General Electric Co	87,796	1,406,492
Goodrich Corp	1,031	61,180
Honeywell International Inc	6,297	242,246
Illinois Tool Works Inc	3,187	155,016
ITT Corp	1,498	77,477
Jabil Circuit Inc	1,699	22,614
Jacobs Engineering Group Inc*	1,000	34,990
L-3 Communications Holdings Inc	1,034	81,035
Leggett & Platt Inc	1,520	29,579
Lockheed Martin Corp	2,708	209,139
Manitowoc Co Inc/The	1,100	10,802
Masco Corp	3,084	41,881
Molex Inc	1,295	24,074
Norfolk Southern Corp	3,043	156,410
Northrop Grumman Corp	2,681	146,919
Owens-Illinois Inc*	1,395	43,622
Pactiv Corp*	1,193	29,050
Pall Corp	1,025	32,626
Parker Hannifin Corp	1,509	81,426
PerkinElmer Inc	1,021	19,266
Precision Castparts Corp	1,200	124,416
Raytheon Co	3,267	168,349
Republic Services Inc	1,125	31,725
Rockwell Automation Inc	1,270	55,232
Rockwell Collins Inc	1,357	72,545
Ryder System Inc	477	19,338
Sealed Air Corp	1,582	35,263
Snap-On Inc	609	22,015
Stanley Works/The	670	32,542
Textron Inc	2,066	41,423
Thermo Fisher Scientific Inc*	3,610	170,500
Union Pacific Corp	4,179	264,364
United Parcel Service Inc	8,249	474,070
United Technologies Corp	7,810	525,144
Waste Management Inc	4,328	142,132
Waters Corp*	883	51,903
Total Industrial		8,303,343

Technology (13.03%)
Adobe Systems Inc*	4,342	152,317
Advanced Micro Devices Inc*	4,487	31,454
Affiliated Computer Services Inc*	805	44,436
Altera Corp	2,432	51,145
Analog Devices Inc	2,580	77,374
Apple Inc*	7,268	1,452,946
Applied Materials Inc	11,609	142,907
Autodesk Inc*	1,888	44,274
BMC Software Inc*	1,733	67,119
Broadcom Corp*	3,543	103,456
CA Inc	3,290	72,709
Citrix Systems Inc*	1,544	58,950
Cognizant Technology Solutions Corp*	2,400	105,432
Computer Sciences Corp*	1,256	69,469
Compuware Corp*	2,795	19,397
Dell Inc*	13,235	186,878
Electronic Arts Inc*	2,629	44,404
EMC Corp*	16,689	280,876
Fidelity National Information Services Inc	1,400	31,640
Fiserv Inc*	1,368	63,256
Hewlett-Packard Co	19,784	970,603
IMS Health Inc	1,733	37,017
Intel Corp	46,304	889,037
International Business Machines Corp	10,955	1,384,164
Intuit Inc*	2,806	81,963
KLA-Tencor Corp	1,659	51,827
Lexmark International Inc*	856	21,546
Linear Technology Corp	1,917	51,701
LSI Corp*	6,000	31,740
MEMC Electronic Materials Inc*	1,900	22,876
Microchip Technology Inc	1,800	47,250
Micron Technology Inc*	6,262	47,090
Microsoft Corp	63,456	1,866,241
National Semiconductor Corp	2,003	29,244
NetApp Inc*	2,959	91,196
Novell Inc*	2,982	11,660
Novellus Systems Inc*	1,106	22,883
NVIDIA Corp*	4,572	59,710
Oracle Corp	31,400	693,312
Pitney Bowes Inc	1,820	41,933
QLogic Corp*	1,486	26,659
Sun Microsystems Inc*	6,187	52,651
Teradata Corp*	1,575	46,148
Teradyne Inc*	2,030	17,986
Texas Instruments Inc	10,558	267,012
Western Digital Corp*	1,845	67,970
Xerox Corp	7,856	60,491
Xilinx Inc	2,504	56,691
Total Technology		10,149,040

Utilities (3.50%)
AES Corp/The*	5,611	71,484
Allegheny Energy Inc	1,381	30,354
Ameren Corp	1,712	44,495
American Electric Power Co Inc	3,369	108,448
CenterPoint Energy Inc	2,697	35,789
CMS Energy Corp	2,062	29,363
Consolidated Edison Inc	2,227	95,561
Constellation Energy Group Inc	1,472	46,839
Dominion Resources Inc	4,860	176,807
DTE Energy Co	1,568	62,892
Duke Energy Corp	10,582	176,508
Dynegy Inc*	4,200	7,602
Edison International	2,778	94,591
Entergy Corp	1,678	131,975
Exelon Corp	5,461	263,111
FirstEnergy Corp	2,518	108,475
FPL Group Inc	3,378	175,555
Integrys Energy Group Inc	615	23,701
Nicor Inc	460	18,013
NiSource Inc	2,493	35,524
Pepco Holdings Inc	1,700	27,709
PG&E Corp	3,092	130,914
Pinnacle West Capital Corp	969	34,001
PPL Corp	3,232	98,640
Progress Energy Inc	2,285	89,320
Public Service Enterprise Group Inc	4,382	137,419
Sempra Energy	2,196	116,694
Southern Co	6,412	205,760
TECO Energy Inc	1,982	29,234
Wisconsin Energy Corp	969	43,701
Xcel Energy Inc	3,728	75,752
Total Utilities		2,726,231

Total Common Stock (Cost $65,274,147)		77,563,419

Short-Term Investments (0.13%)

United States Treasury Bills (0.13%)	Par Value
United States Treasury Bill 12/17/2009 (b)	$100,000	99,997
Total United States Treasury Bills		99,997

Total Short-Term Investments (Cost $99,997)		99,997

Total Investments (Cost $65,374,144) (a) (99.72%)		77,663,416
Other Net Assets (0.28%)		219,633
Net Assets (100.00%)		$77,883,049

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $65,948,260. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$25,612,784
Unrealized depreciation		(13,897,628)
Net unrealized appreciation (depreciation)		$11,715,156

(b) At November 30, 2009, certain United States Treasury Bills with a market value of $99,997 were pledged to cover margin requirements for futures contracts.

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (99.41%)

Basic Materials (5.35%)	Shares	Value
Albemarle Corp	12,890	$435,038
Ashland Inc	9,407	337,994
Cabot Corp	9,535	218,638
Carpenter Technology Corp	6,209	143,925
Cliffs Natural Resources Inc	18,461	813,392
Cytec Industries Inc	6,652	226,035
Louisiana-Pacific Corp*	12,900	80,496
Lubrizol Corp	9,506	689,375
Minerals Technologies Inc	2,779	146,842
Olin Corp	10,983	184,185
Potlatch Corp	5,863	172,607
Rayonier Inc	11,134	442,465
Reliance Steel & Aluminum Co	8,993	367,634
RPM International Inc	18,683	366,187
Sensient Technologies Corp	7,064	179,002
Steel Dynamics Inc	26,369	446,163
Terra Industries Inc	14,053	542,165
Valspar Corp	14,132	370,541
Total Basic Materials		6,162,684

Communications (4.51%)
3Com Corp*	54,617	402,527
ADTRAN Inc	7,735	163,441
Avocent Corp*	6,575	164,244
Cincinnati Bell Inc*	30,283	90,243
CommScope Inc*	11,518	289,447
Digital River Inc*	5,400	136,242
Equinix Inc*	5,323	512,019
F5 Networks Inc*	11,072	520,716
Factset Research Systems Inc	5,887	425,924
Harte-Hanks Inc	5,400	51,894
John Wiley & Sons Inc	5,992	224,400
Lamar Advertising Co*	10,726	296,896
NetFlix Inc*	5,774	338,530
NeuStar Inc*	10,188	238,399
Plantronics Inc	6,891	159,527
Polycom Inc*	11,816	254,753
RF Micro Devices Inc*	37,000	159,840
Scholastic Corp	4,026	101,495
Syniverse Holdings Inc*	7,333	116,301
Telephone & Data Systems Inc	14,175	432,196
ValueClick Inc*	12,200	115,046
Total Communications		5,194,080

Consumer, Cyclical (14.00%)
99 Cents Only Stores*	6,600	79,332
Advance Auto Parts Inc	13,391	526,266
Aeropostale Inc*	9,678	304,857
AirTran Holdings Inc*	16,600	68,392
Alaska Air Group Inc*	5,445	162,806
American Eagle Outfitters Inc	29,090	447,404
Barnes & Noble Inc	5,201	121,391
Bob Evans Farms Inc	4,416	111,548
BorgWarner Inc	16,425	496,199
Boyd Gaming Corp*	8,100	66,177
Brinker International Inc	14,612	201,646
Callaway Golf Co	9,526	68,301
CarMax Inc*	31,066	617,592
Cheesecake Factory Inc/The*	8,469	159,471
Chico's FAS Inc*	25,000	351,750
Chipotle Mexican Grill Inc*	2,894	241,504
Coldwater Creek Inc*	6,700	28,408
Collective Brands Inc*	9,033	174,698
Copart Inc*	9,011	292,137
Dick's Sporting Goods Inc*	12,200	253,272
Dollar Tree Inc*	12,671	620,499
DreamWorks Animation SKG Inc*	10,509	351,736
Foot Locker Inc	21,900	207,831
Fossil Inc*	6,292	194,108
Guess? Inc	8,297	307,404
Hanesbrands Inc*	13,348	320,485
Herman Miller Inc	8,188	124,376
HNI Corp	6,707	169,486
Ingram Micro Inc*	22,817	387,661
International Speedway Corp	3,913	105,534
J Crew Group Inc*	7,300	312,367
JetBlue Airways Corp*	28,400	156,484
Life Time Fitness Inc*	4,900	110,740
LKQ Corp*	19,762	344,452
Marvel Entertainment Inc*	7,100	369,555
MDC Holdings Inc	5,200	154,388
Mohawk Industries Inc*	7,911	324,984
MSC Industrial Direct Co	6,323	290,226
NVR Inc*	800	538,520
Oshkosh Corp	12,326	489,712
Owens & Minor Inc	5,870	227,697
Panera Bread Co*	4,385	276,080
PetSmart Inc	17,765	457,271
Phillips-Van Heusen Corp	7,300	292,000
Regis Corp	7,803	122,195
Ross Stores Inc	17,866	785,747
Rovi Corp*	11,547	344,216
Ryland Group Inc	6,000	109,860
Saks Inc*	20,765	126,874
Scientific Games Corp*	9,500	134,425
Tech Data Corp*	7,080	298,139
Thor Industries Inc	5,115	145,522
Timberland Co/The*	6,982	116,599
Toll Brothers Inc*	18,616	362,826
Under Armour Inc*	5,300	135,680
Urban Outfitters Inc*	16,117	509,942
Warnaco Group Inc/The*	6,700	272,757
Wendy's/Arby's Group Inc	58,916	241,556
Williams-Sonoma Inc	12,215	248,209
WMS Industries Inc*	6,890	267,883
Total Consumer, Cyclical		16,129,177

Consumer, Non-Cyclical (20.98%)
Aaron's Inc	7,563	189,604
Affymetrix Inc*	9,900	46,926
Alberto-Culver Co	12,034	338,757
Alliance Data Systems Corp*	8,186	499,264
American Greetings Corp	5,556	115,009
Beckman Coulter Inc	8,898	578,014
Bio-Rad Laboratories Inc*	2,700	261,063
Blyth Inc	850	27,651
Brink's Home Security Holdings Inc*	5,741	187,846
Career Education Corp*	10,400	270,712
Charles River Laboratories International Inc*	9,317	299,542
Church & Dwight Co Inc	9,898	584,378
Community Health Systems Inc*	13,035	397,698
Corinthian Colleges Inc*	12,215	181,026
Corn Products International Inc	10,512	294,756
Corporate Executive Board Co/The	4,800	100,608
Corrections Corp of America*	16,233	405,663
Covance Inc*	9,010	478,521
Edwards Lifesciences Corp*	7,894	649,518
Endo Pharmaceuticals Holdings Inc*	16,513	363,781
Flowers Foods Inc	11,068	253,347
FTI Consulting Inc*	7,236	334,737
Gartner Inc*	8,377	158,493
Gen-Probe Inc*	7,340	306,005
Global Payments Inc	11,332	580,878
Hansen Natural Corp*	10,213	357,149
Health Management Associates Inc*	34,600	212,098
Health Net Inc*	14,639	310,640
Henry Schein Inc*	12,710	631,179
Hewitt Associates Inc*	12,000	482,160
Hill-Rom Holdings Inc	9,117	202,215
Hologic Inc*	36,161	523,250
IDEXX Laboratories Inc*	8,318	416,316
Immucor Inc*	9,928	183,172
ITT Educational Services Inc*	4,375	398,038
Kelly Services Inc*	3,900	40,911
Kindred Healthcare Inc*	4,400	65,384
Kinetic Concepts Inc*	8,000	269,680
Korn/Ferry International*	6,830	110,783
Lancaster Colony Corp	2,799	133,568
Lender Processing Services Inc	11,852	495,177
LifePoint Hospitals Inc*	7,661	222,399
Lincare Holdings Inc*	9,695	344,366
Manpower Inc	11,042	543,929
Masimo Corp*	6,809	179,485
Medicis Pharmaceutical Corp	8,100	191,079
MPS Group Inc*	13,786	188,179
Navigant Consulting Inc*	6,700	88,775
NBTY Inc*	7,600	305,064
Omnicare Inc	14,691	340,537
OSI Pharmaceuticals Inc*	8,170	272,143
PepsiAmericas Inc	7,895	233,692
Perrigo Co	10,944	439,292
Pharmaceutical Product Development Inc	16,620	356,333
Psychiatric Solutions Inc*	7,926	175,640
Ralcorp Holdings Inc*	7,973	461,796
Rent-A-Center Inc*	9,306	164,623
ResMed Inc*	10,622	533,968
Rollins Inc	6,276	111,525
Ruddick Corp	5,539	147,448
SAIC Inc*	28,737	512,093
Scotts Miracle-Gro Co/The	6,202	247,646
Service Corp International	35,372	273,072
Smithfield Foods Inc*	17,160	265,637
Sotheby's	9,743	184,825
STERIS Corp	8,496	274,506
Strayer Education Inc	1,975	390,063
Techne Corp	5,249	356,302
Thoratec Corp*	7,959	237,099
Tootsie Roll Industries Inc	3,739	95,045
Tupperware Brands Corp	8,826	410,850
United Therapeutics Corp*	6,562	299,162
Universal Corp	3,523	151,172
Universal Health Services Inc	6,921	386,815
Valeant Pharmaceuticals International*	11,584	378,681
VCA Antech Inc*	11,940	270,680
Vertex Pharmaceuticals Inc*	24,403	947,324
Watson Wyatt Worldwide Inc	6,009	248,412
WellCare Health Plans Inc*	5,900	194,641
Total Consumer, Non-Cyclical		24,159,815

Energy (6.75%)
Arch Coal Inc	22,750	474,565
Bill Barrett Corp*	5,252	149,945
Cimarex Energy Co	11,741	549,948
Comstock Resources Inc*	6,548	243,127
Encore Acquisition Co*	7,438	334,859
Exterran Holdings Inc*	8,801	184,381
Frontier Oil Corp	14,900	171,797
Helix Energy Solutions Group Inc*	13,200	155,232
Helmerich & Payne Inc	14,863	558,106
Mariner Energy Inc*	13,800	172,638
National Fuel Gas Co	11,208	524,871
Newfield Exploration Co*	18,693	790,340
Oceaneering International Inc*	7,712	421,307
Oneok Inc	14,843	594,017
Patriot Coal Corp*	10,414	127,572
Patterson-UTI Energy Inc	21,619	332,716
Plains Exploration & Production Co*	19,297	525,071
Pride International Inc*	24,467	773,891
Quicksilver Resources Inc*	15,768	209,872
Superior Energy Services Inc*	11,015	232,857
Unit Corp*	6,700	251,987
Total Energy		7,779,099

Financial (17.15%)
Affiliated Managers Group Inc*	5,817	379,327
Alexandria Real Estate Equities Inc	5,549	312,797
AMB Property Corp	12,351	290,866
American Financial Group Inc	10,604	257,253
AmeriCredit Corp*	18,722	345,421
Apollo Investment Corp	20,800	200,096
Arthur J Gallagher & Co	14,123	316,355
Associated Banc-Corp	18,023	204,381
Astoria Financial Corp	11,982	124,373
BancorpSouth Inc	10,219	237,081
Bank of Hawaii Corp	6,739	307,972
BRE Properties Inc	7,400	231,842
Brown & Brown Inc	16,359	292,008
Camden Property Trust	9,036	350,145
City National Corp	5,950	234,787
Commerce Bancshares Inc	9,829	395,128
Corporate Office Properties Trust	8,087	276,495
Cullen/Frost Bankers Inc	8,378	402,312
Duke Realty Corp	31,550	353,676
Eaton Vance Corp	16,478	496,647
Equity One Inc	5,700	92,055
Essex Property Trust Inc	3,869	308,553
Everest Re Group Ltd	6,272	533,810
Federal Realty Investment Trust	8,331	535,850
Fidelity National Financial Inc	32,822	455,898
First American Corp	13,140	416,801
First Niagara Financial Group Inc	21,109	278,428
FirstMerit Corp	11,792	247,042
Fulton Financial Corp	24,751	213,354
Hanover Insurance Group Inc/The	7,207	300,027
HCC Insurance Holdings Inc	15,815	413,246
Highwoods Properties Inc	9,859	301,784
Horace Mann Educators Corp	5,500	66,110
Hospitality Properties Trust	15,715	305,028
International Bancshares Corp	7,155	119,989
Jefferies Group Inc*	17,845	418,465
Jones Lang LaSalle Inc	5,700	289,959
Liberty Property Trust	15,228	451,358
Macerich Co/The	11,381	338,699
Mack-Cali Realty Corp	11,027	338,419
Mercury General Corp	5,100	188,394
Nationwide Health Properties Inc	14,461	491,819
New York Community Bancorp Inc	30,459	356,066
NewAlliance Bancshares Inc	15,052	177,313
Old Republic International Corp	33,907	360,770
Omega Healthcare Investors Inc	11,616	210,133
PacWest Bancorp	3,500	64,400
Protective Life Corp	12,062	199,505
Raymond James Financial Inc	13,910	337,874
Realty Income Corp	14,704	371,864
Regency Centers Corp	11,279	377,508
Reinsurance Group of America Inc	10,256	476,904
SL Green Realty Corp	10,827	480,935
StanCorp Financial Group Inc	6,910	256,430
SVB Financial Group*	4,820	182,485
TCF Financial Corp	15,890	208,795
Trustmark Corp	6,874	131,706
UDR Inc	21,208	317,484
Unitrin Inc	7,551	168,463
Valley National Bancorp	19,987	264,228
Waddell & Reed Financial Inc	12,130	353,347
Washington Federal Inc	12,798	243,802
Webster Financial Corp	9,038	115,054
Weingarten Realty Investors	15,004	291,228
Westamerica Bancorporation	4,114	218,865
WR Berkley Corp	19,393	479,201
Total Financial		19,758,410

Industrial (17.58%)
Aecom Technology Corp*	12,923	328,244
AGCO Corp*	13,029	394,909
Alexander & Baldwin Inc	5,922	180,917
Alliant Techsystems Inc*	4,621	396,112
AMETEK Inc	15,142	553,592
Aptargroup Inc	9,548	344,874
Arrow Electronics Inc*	16,856	442,976
Avnet Inc*	13,592	370,382
BE Aerospace Inc*	14,241	274,424
Brink's Co/The	5,706	128,271
Bucyrus International Inc	10,591	548,508
Carlisle Cos Inc	8,616	276,660
Clean Harbors Inc*	3,100	165,912
Commercial Metals Co	15,859	252,158
Con-way Inc	6,652	201,556
Crane Co	6,672	186,482
Donaldson Co Inc	10,878	462,315
Dycom Industries Inc*	6,201	48,306
Energizer Holdings Inc*	9,766	550,216
Federal Signal Corp	7,404	42,425
GATX Corp	6,653	192,072
Gentex Corp	19,406	322,528
Graco Inc	8,441	237,783
Granite Construction Inc	4,696	140,739
Greif Inc	4,800	268,128
Harsco Corp	11,317	351,167
Hubbell Inc	7,948	360,919
IDEX Corp	11,374	337,012
Itron Inc*	5,630	342,248
JB Hunt Transport Services Inc	11,553	368,079
Joy Global Inc	14,407	771,351
Kansas City Southern*	12,908	369,556
KBR Inc	22,619	421,392
Kennametal Inc	11,054	248,715
Landstar System Inc	7,236	270,048
Lennox International Inc	6,639	246,440
Lincoln Electric Holdings Inc	5,992	307,869
Martin Marietta Materials Inc	6,376	543,809
Matthews International Corp	4,500	155,880
Mettler-Toledo International Inc*	4,745	472,033
Mine Safety Appliances Co	4,300	106,382
National Instruments Corp	7,888	225,045
Nordson Corp	4,952	265,477
Overseas Shipholding Group Inc	3,369	129,066
Packaging Corp of America	14,444	287,724
Pentair Inc	13,853	416,975
Roper Industries Inc	12,762	664,134
Shaw Group Inc/The*	11,777	335,998
Sonoco Products Co	14,066	396,380
SPX Corp	6,907	368,074
Teleflex Inc	5,812	302,747
Temple-Inland Inc	15,300	275,247
Terex Corp*	14,700	276,801
Thomas & Betts Corp*	7,444	271,706
Tidewater Inc	7,287	327,551
Timken Co	12,006	296,188
Trimble Navigation Ltd*	16,847	376,194
Trinity Industries Inc	11,078	209,042
Valmont Industries Inc	2,476	189,761
Varian Inc*	4,063	207,985
Vishay Intertechnology Inc*	26,400	191,400
Wabtec Corp	6,732	259,182
Waste Connections Inc*	11,286	366,231
Werner Enterprises Inc	6,585	122,876
Woodward Governor Co	7,744	180,125
Worthington Industries Inc	8,457	99,031
Zebra Technologies Corp*	8,373	222,806
Total Industrial		20,247,135

Technology (7.24%)
ACI Worldwide Inc*	5,205	85,778
Acxiom Corp*	9,766	112,700
Advent Software Inc*	2,204	83,576
ANSYS Inc*	12,353	481,026
Atmel Corp*	63,892	253,651
Broadridge Financial Solutions Inc	19,773	434,611
Cadence Design Systems Inc*	36,800	220,800
Cerner Corp*	9,536	717,965
Cree Inc*	12,536	599,597
Diebold Inc	9,658	242,802
DST Systems Inc*	5,746	244,090
Fair Isaac Corp	6,886	125,670
Fairchild Semiconductor International Inc*	18,260	147,906
Imation Corp*	4,300	37,711
Integrated Device Technology Inc*	23,300	131,878
International Rectifier Corp*	10,300	192,816
Intersil Corp	17,228	222,586
Jack Henry & Associates Inc	11,811	269,881
Lam Research Corp*	17,816	605,566
Mantech International Corp*	2,960	128,109
Mentor Graphics Corp*	12,832	94,572
MICROS Systems Inc*	11,333	318,004
NCR Corp*	22,355	210,361
Palm Inc*	19,429	211,970
Parametric Technology Corp*	16,333	245,975
Quest Software Inc*	8,658	145,714
SEI Investments Co	18,835	329,801
Semtech Corp*	8,601	137,788
Silicon Laboratories Inc*	6,298	265,965
SRA International Inc*	6,300	113,715
Sybase Inc*	11,721	471,653
Synopsys Inc*	20,315	456,478
Total Technology		8,340,715

Utilities (5.85%)
AGL Resources Inc	10,877	375,799
Alliant Energy Corp	15,595	428,551
Aqua America Inc	19,120	312,038
Black Hills Corp	5,571	131,308
Cleco Corp	8,514	217,277
DPL Inc	16,345	439,027
Energen Corp	10,107	439,655
Great Plains Energy Inc	19,036	338,840
Hawaiian Electric Industries Inc	12,902	256,233
IDACORP Inc	6,734	199,123
MDU Resources Group Inc	25,930	586,017
NSTAR	15,055	498,771
NV Energy Inc	33,039	384,573
OGE Energy Corp	13,537	468,379
PNM Resources Inc	11,882	132,364
Southern Union Co	17,485	362,288
UGI Corp	15,261	358,327
Vectren Corp	11,423	268,325
Westar Energy Inc	15,318	315,397
WGL Holdings Inc	7,205	226,812
Total Utilities		6,739,104

Total Common Stock (Cost $107,434,891)		114,510,219

Short-Term Investments (0.35%)

United States Treasury Bills (0.35%)	Par Value
United States Treasury Bill 12/17/2009 (b)	$200,000	199,995
United States Treasury Bill 04/15/2010	200,000	199,932
Total United States Treasury Bills		399,927

Total Short-Term Investments (Cost $399,924)		399,927

Total Investments (Cost $107,834,815) (a) (99.76%)		114,910,146
Other Net Assets (0.24%)		271,601
Net Assets (100.00%)		$115,181,747

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $107,834,815. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$21,820,654
Unrealized depreciation		(14,745,323)
Net unrealized appreciation (depreciation)		$7,075,331

(b) At November 30, 2009, certain United States Treasury Bills with a market value of $199,995 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2009: Contracts - $100 times premium / delivery month / commitment

S&P Mini Mid Cap		Unrealized Depreciation
12 / Dec 2009 / Long		$(29,850)

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (94.03%)

Basic Materials (2.89%)	Shares	Value
AMCOL International Corp	1,466	$39,949
American Vanguard Corp	1,345	9,886
Arch Chemicals Inc	1,494	40,054
Balchem Corp	1,100	35,068
Brush Engineered Materials Inc*	1,269	22,461
Buckeye Technologies Inc*	1,716	16,611
Century Aluminum Co*	2,451	23,897
Clearwater Paper Corp*	752	36,946
Deltic Timber Corp	590	22,550
HB Fuller Co	3,124	63,605
Neenah Paper Inc	750	10,448
NewMarket Corp	800	83,776
Olympic Steel Inc	500	13,865
OM Group Inc*	1,855	56,819
Penford Corp	400	3,328
PolyOne Corp*	5,408	38,829
Quaker Chemical Corp	439	8,556
RTI International Metals Inc*	1,366	27,060
A Schulman Inc	1,547	25,247
Schweitzer-Mauduit International Inc	770	47,401
Stepan Co	400	25,088
Wausau Paper Corp	3,194	32,419
Zep Inc	1,342	23,727
Total Basic Materials		707,590

Communications (4.72%)
Adaptec Inc*	7,937	24,843
Anixter International Inc*	1,885	81,470
Applied Signal Technology Inc	560	11,071
Arris Group Inc*	8,093	80,849
Black Box Corp	1,103	31,094
Blue Coat Systems Inc*	2,200	58,146
Blue Nile Inc*	800	44,712
Cbeyond Inc*	1,695	21,882
comScore Inc*	1,251	20,029
Comtech Telecommunications Corp*	1,600	45,984
Cybersource Corp*	4,557	78,244
DealerTrack Holdings Inc*	2,690	45,891
EMS Technologies Inc*	1,000	12,880
eResearchTechnology Inc*	2,768	16,331
EW Scripps Co*	1,800	11,340
Fairpoint Communications Inc	5,300	290
General Communication Inc*	2,942	17,770
Harmonic Inc*	6,254	31,645
Infospace Inc*	1,900	15,542
inVentiv Health Inc*	1,900	30,096
Iowa Telecommunications Services Inc	2,166	34,439
j2 Global Communications Inc*	2,976	59,163
Knot Inc/The*	1,600	15,264
Netgear Inc*	1,900	37,715
Network Equipment Technologies Inc*	1,066	3,656
Neutral Tandem Inc*	1,195	27,569
Novatel Wireless Inc*	1,500	12,570
NutriSystem Inc	1,800	44,460
PC-Tel Inc*	942	5,388
Perficient Inc*	1,900	15,922
Stamps.com Inc*	1,100	9,801
Symmetricom Inc*	2,100	9,219
Tekelec*	4,296	61,089
Tollgrade Communications Inc*	630	3,717
United Online Inc	5,300	36,040
Viasat Inc*	1,752	53,699
Websense Inc*	2,754	43,320
Total Communications		1,153,140

Consumer, Cyclical (14.85%)
Arctic Cat Inc*	1,013	6,838
ATC Technology Corp*	1,300	28,626
Audiovox Corp*	1,050	7,739
Big 5 Sporting Goods Corp	1,300	21,242
Brightpoint Inc*	2,880	20,678
Brown Shoe Co Inc	2,695	27,651
Brunswick Corp	5,200	52,208
Buckle Inc/The	1,350	36,909
Buffalo Wild Wings Inc*	1,200	47,928
Cabela's Inc*	2,300	27,738
California Pizza Kitchen Inc*	1,500	18,840
Carter's Inc*	3,700	80,475
Casey's General Stores Inc	3,365	102,935
Cash America International Inc	1,744	56,087
Cato Corp/The	1,862	35,620
CEC Entertainment Inc*	1,417	41,320
Childrens Place Retail Stores Inc/The*	1,478	47,178
Christopher & Banks Corp	1,875	10,706
CKE Restaurants Inc	3,700	31,228
Cracker Barrel Old Country Store Inc	1,300	48,828
CROCS Inc*	4,800	23,376
Deckers Outdoor Corp*	800	74,104
DineEquity Inc*	898	19,136
Dress Barn Inc*	3,446	73,986
DTS Inc*	1,151	34,691
Ethan Allen Interiors Inc	1,913	22,210
Finish Line Inc/The	2,948	26,090
First Cash Financial Services Inc*	1,500	28,650
Fossil Inc*	3,020	93,167
Fred's Inc	2,610	25,500
G&K Services Inc	1,371	30,299
Genesco Inc*	1,318	34,453
Group 1 Automotive Inc*	1,453	36,674
Gymboree Corp*	1,869	74,610
Haverty Furniture Cos Inc	1,157	13,826
Hibbett Sports Inc*	1,704	32,223
HOT Topic Inc*	2,397	13,759
HSN Inc*	2,300	41,216
Iconix Brand Group Inc*	4,587	51,650
Insight Enterprises Inc*	2,982	30,267
Interface Inc	3,181	24,430
Interval Leisure Group Inc*	2,300	26,312
Jack in the Box Inc*	3,444	64,299
Jakks Pacific Inc*	1,604	19,344
Jo-Ann Stores Inc*	1,470	49,039
JOS A Bank Clothiers Inc*	1,150	46,932
K-Swiss Inc	1,713	14,954
Landry's Restaurants Inc*	826	17,561
La-Z-Boy Inc*	2,673	25,527
Lithia Motors Inc*	1,000	7,260
Liz Claiborne Inc*	6,200	25,854
M/I Homes Inc*	700	7,672
Maidenform Brands Inc*	1,100	15,939
Marcus Corp	1,435	17,780
MarineMax Inc*	800	5,600
Men's Wearhouse Inc/The	3,043	62,077
Meritage Homes Corp*	2,050	36,552
Mobile Mini Inc*	2,228	33,888
Monarch Casino & Resort Inc*	600	4,488
Multimedia Games Inc*	1,431	7,856
MWI Veterinary Supply Inc*	800	29,672
National Presto Industries Inc	327	30,467
Nautilus Inc*	1,674	3,231
O'Charleys Inc*	1,466	9,412
OfficeMax Inc*	4,500	47,610
Oxford Industries Inc	832	17,846
Papa John's International Inc*	1,264	27,960
PEP Boys-Manny Moe & Jack	3,075	24,877
Perry Ellis International Inc*	700	9,786
PetMed Express Inc	1,300	21,346
PF Chang's China Bistro Inc*	1,512	49,321
Pinnacle Entertainment Inc*	3,726	39,384
Polaris Industries Inc	2,204	96,161
Pool Corp	3,136	56,636
Quiksilver Inc*	6,824	11,942
RC2 Corp*	1,100	15,070
Red Robin Gourmet Burgers Inc*	800	12,488
Ruby Tuesday Inc*	3,100	19,623
Ruth's Hospitality Group Inc*	1,000	2,170
Scansource Inc*	1,686	39,233
School Specialty Inc*	1,075	24,510
Shuffle Master Inc*	3,655	29,861
Skechers U.S.A. Inc*	1,900	41,952
Skyline Corp	400	6,588
Skywest Inc	3,479	51,176
Sonic Automotive Inc*	1,573	13,921
Sonic Corp*	3,769	36,333
Spartan Motors Inc	1,900	9,842
Stage Stores Inc	2,706	32,716
Standard Motor Products Inc*	916	8,235
Standard Pacific Corp*	7,590	24,212
Steak N Shake Co/The*	1,277	14,660
Stein Mart Inc*	1,360	13,967
Superior Industries International Inc	1,200	17,184
Texas Roadhouse Inc*	3,100	31,868
Toro Co	2,194	87,409
Tractor Supply Co*	2,161	100,897
True Religion Apparel Inc*	900	16,596
Tuesday Morning Corp*	1,500	3,390
Unifirst Corp	800	35,160
United Stationers Inc*	1,437	73,201
Universal Electronics Inc*	800	17,208
Volcom Inc*	800	12,560
Wabash National Corp*	1,723	2,843
Watsco Inc	1,866	93,599
Winnebago Industries*	1,700	18,445
Wolverine World Wide Inc	3,060	78,244
World Fuel Services Corp	1,900	101,042
Zale Corp*	2,067	9,715
Zumiez Inc*	1,300	14,209
Total Consumer, Cyclical		3,629,803

Consumer, Non-Cyclical (17.63%)
Abaxis Inc*	1,300	29,211
ABM Industries Inc	2,908	53,594
Administaff Inc	1,536	34,237
Air Methods Corp*	600	20,682
Alliance One International Inc*	4,676	22,305
Almost Family Inc*	422	15,247
Amedisys Inc*	1,756	65,042
American Medical Systems Holdings Inc*	4,820	84,687
American Public Education Inc*	1,070	34,272
AMERIGROUP Corp*	3,438	81,515
AMN Healthcare Services Inc*	1,700	13,583
Amsurg Corp*	2,051	42,476
Andersons Inc/The	1,000	26,130
Arbitron Inc	1,587	34,168
Arqule Inc*	1,302	4,674
Bio-Reference Labs Inc*	767	25,158
Boston Beer Co Inc*	500	21,045
Bowne & Co Inc	1,860	11,272
Cal-Maine Foods Inc	800	21,952
Cambrex Corp*	1,239	6,554
Capella Education Co*	900	64,152
Catalyst Health Solutions Inc*	2,500	85,025
CDI Corp	607	7,211
Centene Corp*	2,878	54,164
Central Garden and Pet Co*	3,900	32,175
Chattem Inc*	1,200	79,008
Chemed Corp	1,544	69,758
Coinstar Inc*	2,000	53,580
Conmed Corp*	1,925	40,021
Consolidated Graphics Inc*	696	20,532
Cooper Cos Inc/The	2,776	92,968
Corvel Corp*	500	14,945
Cross Country Healthcare Inc*	1,840	15,658
CryoLife Inc*	1,813	10,370
Cubist Pharmaceuticals Inc*	3,700	61,716
Cyberonics Inc*	1,199	21,582
Diamond Foods Inc	1,100	33,968
Enzo Biochem Inc*	1,519	7,868
Forrester Research Inc*	996	24,950
Genoptix Inc*	636	23,055
Gentiva Health Services Inc*	1,927	45,574
Geo Group Inc/The*	3,400	67,592
Great Atlantic & Pacific Tea Co*	1,319	14,667
Greatbatch Inc*	1,517	27,898
Green Mountain Coffee Roasters Inc*	1,792	112,860
Haemonetics Corp*	1,591	84,928
Hain Celestial Group Inc/The*	2,470	42,830
Hanger Orthopedic Group Inc*	2,064	27,534
Healthcare Services Group Inc	2,550	50,210
Healthspring Inc*	3,000	49,680
Healthways Inc*	1,971	33,842
Heartland Payment Systems Inc	1,600	17,104
Heidrick & Struggles International Inc	972	27,459
Helen of Troy Ltd*	1,976	40,607
Hillenbrand Inc	4,100	75,030
HMS Holdings Corp*	1,600	70,736
ICU Medical Inc*	855	28,215
Integra LifeSciences Holdings Corp*	1,265	41,416
Invacare Corp	2,104	52,390
IPC The Hospitalist Co Inc*	565	17,775
J&J Snack Foods Corp	834	30,107
Kendle International Inc*	700	10,479
Kensey Nash Corp*	574	13,368
Kid Brands Inc*	958	4,167
Lance Inc	1,952	47,531
Landauer Inc	600	34,128
LCA-Vision Inc*	1,173	6,463
LHC Group Inc*	1,000	30,770
Live Nation Inc*	4,000	28,640
Magellan Health Services Inc*	2,700	99,279
Mannatech Inc	900	2,556
Martek Biosciences Corp*	2,200	38,280
MAXIMUS Inc	1,113	51,743
Medcath Corp*	800	5,872
Mednax Inc*	3,014	169,417
Meridian Bioscience Inc	2,600	53,846
Merit Medical Systems Inc*	1,795	29,582
Midas Inc*	700	5,103
Molina Healthcare Inc*	800	16,720
Nash Finch Co	881	28,906
Natus Medical Inc*	1,600	21,312
Neogen Corp*	978	31,824
Odyssey HealthCare Inc*	1,878	27,287
On Assignment Inc*	2,167	13,739
Osteotech Inc*	821	2,184
Palomar Medical Technologies Inc*	1,000	9,150
Par Pharmaceutical Cos Inc*	2,000	47,440
Parexel International Corp*	3,378	40,570
Peet's Coffee & Tea Inc*	600	19,536
PharMerica Corp*	1,800	27,090
Pre-Paid Legal Services Inc*	540	20,563
PSS World Medical Inc*	4,200	81,270
Regeneron Pharmaceuticals Inc*	4,056	74,428
RehabCare Group Inc*	1,146	32,283
Res-Care Inc*	1,700	21,811
Rewards Network Inc	387	4,431
Salix Pharmaceuticals Ltd*	2,700	61,560
Sanderson Farms Inc	1,018	40,893
Savient Pharmaceuticals Inc*	3,505	47,072
Spartan Stores Inc	1,300	17,979
Spherion Corp*	3,098	16,203
Standard Register Co/The	613	2,771
StarTek Inc*	740	5,128
SurModics Inc*	809	18,081
Symmetry Medical Inc*	2,200	17,644
Theragenics Corp*	1,389	1,820
Ticketmaster Entertainment Inc*	2,300	24,219
TreeHouse Foods Inc*	2,100	73,227
TrueBlue Inc*	2,823	34,328
United Natural Foods Inc*	2,800	70,588
Universal Technical Institute Inc*	1,300	24,557
Viad Corp	1,409	26,024
Viropharma Inc*	5,100	38,556
Volt Information Sciences Inc*	646	5,730
WD-40 Co	1,126	36,201
West Pharmaceutical Services Inc	2,100	80,955
Wright Express Corp*	2,300	67,091
Zoll Medical Corp*	1,200	29,532
Total Consumer, Non-Cyclical		4,310,891

Energy (4.88%)
Atwood Oceanics Inc*	3,644	137,306
Basic Energy Services Inc*	1,300	8,944
Cameron International Corp*	1,422	53,752
CARBO Ceramics Inc	1,224	72,608
Dril-Quip Inc*	2,000	108,020
Gulf Island Fabrication Inc	900	19,791
Headwaters Inc*	2,223	10,470
Holly Corp	2,700	68,715
Hornbeck Offshore Services Inc*	1,300	29,653
ION Geophysical Corp*	4,753	25,856
Lufkin Industries Inc	900	54,153
Matrix Service Co*	1,500	12,840
Oil States International Inc*	3,300	118,371
Penn Virginia Corp	2,700	48,924
Petroleum Development Corp*	815	14,646
Petroquest Energy Inc*	2,500	14,075
Pioneer Drilling Co*	2,900	17,574
SEACOR Holdings Inc*	1,351	103,487
St Mary Land & Exploration Co	4,128	133,665
Stone Energy Corp*	2,267	42,869
Superior Well Services Inc*	600	7,782
Swift Energy Co*	2,022	43,412
Tetra Technologies Inc*	4,434	45,936
Total Energy		1,192,849

Financial (16.49%)
Acadia Realty Trust	2,180	35,469
American Physicians Capital Inc	641	17,486
AMERISAFE Inc*	1,249	21,096
Bank Mutual Corp	3,500	24,535
Bank of the Ozarks Inc	827	21,982
BioMed Realty Trust Inc	6,438	88,136
Boston Private Financial Holdings Inc	4,201	19,703
Brookline Bancorp Inc	3,628	34,502
Cascade Bancorp*	1,500	1,335
Cedar Shopping Centers Inc	2,600	15,704
Central Pacific Financial Corp*	1,900	1,539
Colonial Properties Trust	2,886	31,198
Columbia Banking System Inc	1,100	16,137
Community Bank System Inc	2,100	38,976
Delphi Financial Group Inc	2,421	52,923
DiamondRock Hospitality Co*	5,600	45,024
Dime Community Bancshares	1,914	21,513
East West Bancorp Inc	4,206	61,366
EastGroup Properties Inc	1,500	56,880
eHealth Inc*	1,639	21,750
Employers Holdings Inc	3,092	47,339
Entertainment Properties Trust	2,184	68,993
Extra Space Storage Inc	5,400	59,346
Financial Federal Corp	1,588	43,035
First BanCorp	5,128	7,948
First Commonwealth Financial Corp	4,800	20,400
First Financial Bancorp	1,700	22,593
First Financial Bankshares Inc	1,400	72,492
First Midwest Bancorp Inc	3,089	32,218
Forestar Group Inc*	2,000	37,100
Franklin Street Properties Corp	3,922	44,279
Frontier Financial Corp*	240	842
Glacier Bancorp Inc	3,950	51,666
Greenhill & Co Inc	1,100	89,815
Hancock Holding Co	1,500	62,100
Hanmi Financial Corp*	2,300	2,668
Home Bancshares Inc	900	20,601
Home Properties Inc	2,100	94,353
Independent Bank Corp	1,154	785
Independent Bank Corp	1,385	28,323
Infinity Property & Casualty Corp	1,100	43,956
Inland Real Estate Corp	3,700	29,045
Investment Technology Group Inc*	2,751	50,206
Kilroy Realty Corp	2,858	86,112
Kite Realty Group Trust	1,800	5,706
LaBranche & Co Inc*	3,500	9,275
LaSalle Hotel Properties	4,199	78,227
Lexington Realty Trust	4,120	20,023
LTC Properties Inc	1,500	38,565
Medical Properties Trust Inc	4,000	38,720
Mid-America Apartment Communities Inc	1,800	83,718
Nara Bancorp Inc	1,163	11,758
National Financial Partners Corp*	2,400	20,976
National Penn Bancshares Inc	5,200	28,704
National Retail Properties Inc	5,152	103,246
Navigators Group Inc*	800	37,288
NBT Bancorp Inc	2,269	46,719
Old National Bancorp	4,300	50,052
optionsXpress Holdings Inc	2,500	38,250
Parkway Properties Inc	865	16,150
Pennsylvania Real Estate Investment Trust	2,300	16,997
Pinnacle Financial Partners Inc*	2,104	24,848
Piper Jaffray Cos*	1,018	44,130
Portfolio Recovery Associates Inc*	1,000	45,030
Post Properties Inc	2,600	47,918
Presidential Life Corp	1,505	15,336
PrivateBancorp Inc	2,461	24,339
ProAssurance Corp*	2,196	116,937
Prosperity Bancshares Inc	2,700	107,541
PS Business Parks Inc	900	42,786
RLI Corp	1,092	55,070
S&T Bancorp Inc	1,500	23,925
Safety Insurance Group Inc	1,100	39,182
Selective Insurance Group	3,244	50,606
Senior Housing Properties Trust	7,500	155,775
Signature Bank*	2,300	71,254
Simmons First National Corp	826	20,906
South Financial Group Inc/The	4,800	2,928
Sovran Self Storage Inc	1,459	47,155
Sterling Bancorp	1,000	6,800
Sterling Bancshares Inc	4,445	22,314
Sterling Financial Corp*	2,838	1,703
Stewart Information Services Corp*	928	9,623
Stifel Financial Corp*	1,814	97,448
Susquehanna Bancshares Inc	5,663	32,506
SWS Group Inc	1,780	22,143
Tanger Factory Outlet Centers	2,438	95,692
Tompkins Financial Corp	400	15,960
Tower Group Inc	2,331	57,529
TradeStation Group Inc*	1,300	9,568
Trustco Bank Corp	5,018	30,911
UCBH Holdings Inc	7,234	260
UMB Financial Corp	2,100	82,530
Umpqua Holdings Corp	3,893	45,782
United Bankshares Inc	2,434	41,621
United Community Banks Inc*	2,690	10,410
United Fire & Casualty Co	1,500	25,860
Urstadt Biddle Properties Inc	1,400	19,208
Whitney Holding Corp	4,426	35,629
Wilshire Bancorp Inc	800	5,608
Wintrust Financial Corp	1,538	39,942
World Acceptance Corp*	952	27,922
Zenith National Insurance Corp	2,473	70,703
Total Financial		4,031,181

Industrial (18.68%)
AAR Corp*	2,578	48,105
Actuant Corp	4,389	71,672
Acuity Brands Inc	2,685	86,672
Advanced Energy Industries Inc*	2,153	23,532
Aerovironment Inc*	1,045	30,033
Albany International Corp	1,699	30,718
AM Castle & Co	759	9,943
American Science & Engineering Inc	603	41,939
Analogic Corp	900	36,459
AO Smith Corp	1,508	63,215
Apogee Enterprises Inc	1,775	24,300
Applied Industrial Technologies Inc	2,236	46,397
Arkansas Best Corp	1,481	36,462
Astec Industries Inc*	1,314	32,797
AZZ Inc*	804	27,215
Badger Meter Inc	981	34,512
Baldor Electric Co	2,989	76,967
Barnes Group Inc	2,870	44,514
Bel Fuse Inc	579	10,329
Belden Inc	3,064	67,776
Benchmark Electronics Inc*	4,408	79,476
Brady Corp	3,344	99,250
Briggs & Stratton Corp	3,004	56,655
Bristow Group Inc*	1,861	63,870
C&D Technologies Inc*	1,187	2,077
Calgon Carbon Corp*	3,600	50,364
Cascade Corp	600	13,602
Ceradyne Inc*	1,721	29,102
Checkpoint Systems Inc*	2,228	31,593
CIRCOR International Inc	1,124	27,133
CLARCOR Inc	3,304	105,298
Cognex Corp	2,720	44,771
CTS Corp	1,721	15,954
Cubic Corp	971	33,810
Curtiss-Wright Corp	2,954	84,071
Cymer Inc*	2,086	69,756
Daktronics Inc	1,886	15,974
Darling International Inc*	4,900	34,888
Dionex Corp*	1,177	82,519
Drew Industries Inc*	1,200	23,220
Eagle Materials Inc	2,900	78,184
Electro Scientific Industries Inc*	1,841	17,913
EMCOR Group Inc*	4,304	102,435
EnPro Industries Inc*	1,100	25,234
ESCO Technologies Inc*	1,736	57,982
Esterline Technologies Corp*	1,986	80,215
FARO Technologies Inc*	1,000	19,510
FEI Co*	2,405	58,730
Forward Air Corp	1,656	37,525
Gardner Denver Inc	3,526	131,978
GenCorp Inc*	2,884	22,524
Gerber Scientific Inc*	1,029	5,145
Gibraltar Industries Inc	1,600	23,968
Griffon Corp*	2,720	28,288
Heartland Express Inc	3,631	53,557
HUB Group Inc*	2,500	66,125
II-VI Inc*	1,500	42,720
Insituform Technologies Inc*	2,572	53,240
Intermec Inc*	3,246	39,893
Intevac Inc*	1,100	13,684
John Bean Technologies Corp	1,600	27,472
Kaman Corp	1,548	35,062
Kaydon Corp	2,247	79,903
Keithley Instruments Inc	720	3,017
Kirby Corp*	3,516	117,259
Knight Transportation Inc	3,784	64,366
Lawson Products Inc	456	6,544
Lindsay Corp	749	26,282
Littelfuse Inc*	1,432	37,490
LoJack Corp*	1,100	4,356
Lydall Inc*	745	4,224
Magnetek Inc*	1,366	1,885
Methode Electronics Inc	2,454	19,534
Moog Inc*	2,802	74,001
Movado Group Inc	1,100	11,319
Mueller Industries Inc	2,395	56,306
Myers Industries Inc	1,536	12,703
NCI Building Systems Inc*	1,100	2,046
Newport Corp*	2,500	18,275
Old Dominion Freight Line Inc*	1,800	47,664
Orbital Sciences Corp*	3,900	48,867
Park Electrochemical Corp	1,318	31,171
Plexus Corp*	2,500	67,900
Quanex Building Products Corp	2,196	35,597
Regal-Beloit Corp	2,372	112,575
Robbins & Myers Inc	2,232	51,314
Rock-Tenn Co	2,517	113,693
Rogers Corp*	1,150	32,384
Simpson Manufacturing Co Inc	2,290	56,929
Sonic Solutions Inc*	1,173	10,064
Standex International Corp	564	10,293
Stanley Inc*	903	24,092
Sturm Ruger & Co Inc	1,292	13,902
Technitrol Inc	2,470	12,498
Teledyne Technologies Inc*	2,366	79,308
Tetra Tech Inc*	3,868	101,883
Texas Industries Inc	1,686	58,572
Tredegar Corp	1,471	21,197
Triumph Group Inc	1,014	48,662
TTM Technologies Inc*	2,500	25,925
Universal Forest Products Inc	1,181	42,445
Valmont Industries Inc	1,124	86,143
Vicor Corp*	1,051	8,618
Watts Water Technologies Inc	1,855	56,856
Total Industrial		4,566,386

Technology (9.73%)
Actel Corp*	1,718	20,032
Agilysys Inc	1,491	12,301
ATMI Inc*	2,001	31,116
Avid Technology Inc*	2,399	28,548
Blackbaud Inc	2,700	60,102
Brooks Automation Inc*	4,331	31,746
Cabot Microelectronics Corp*	1,500	45,885
CACI International Inc*	1,895	87,966
Ciber Inc*	2,938	9,313
Cohu Inc	1,484	17,482
CommVault Systems Inc*	2,757	57,346
Computer Programs & Systems Inc	624	28,823
Concur Technologies Inc*	2,800	103,768
CSG Systems International Inc*	2,100	40,656
Cypress Semiconductor Corp*	10,000	95,700
Digi International Inc*	1,689	13,326
Diodes Inc*	1,650	28,941
DSP Group Inc*	1,496	9,410
Ebix Inc*	600	31,146
Eclipsys Corp*	3,600	66,024
Epicor Software Corp*	3,100	23,250
EPIQ Systems Inc*	2,381	30,834
Exar Corp*	2,852	20,021
Hittite Microwave Corp*	1,300	49,036
Hutchinson Technology Inc*	1,338	9,513
Informatica Corp*	5,800	130,210
Integral Systems Inc*	1,100	9,779
JDA Software Group Inc*	1,393	32,708
Kopin Corp*	3,225	13,900
Kulicke & Soffa Industries Inc*	2,607	11,836
Manhattan Associates Inc*	1,548	36,471
Mercury Computer Systems Inc*	1,010	10,716
Micrel Inc	3,300	23,595
Microsemi Corp*	5,251	79,973
MKS Instruments Inc*	2,900	43,935
MTS Systems Corp	1,024	26,388
Omnicell Inc*	2,000	20,400
Pericom Semiconductor Corp*	1,192	12,290
Phase Forward Inc*	2,800	42,728
Phoenix Technologies Ltd*	1,166	3,067
Progress Software Corp*	2,749	66,223
Quality Systems Inc	1,200	71,388
Radiant Systems Inc*	1,286	12,461
Radisys Corp*	829	7,735
Rudolph Technologies Inc*	1,360	8,840
Skyworks Solutions Inc*	10,882	133,957
Smith Micro Software Inc*	1,902	12,040
Standard Microsystems Corp*	1,264	24,319
Stratasys Inc*	1,200	17,820
Supertex Inc*	890	21,289
SYKES Enterprises Inc*	2,200	54,010
Synaptics Inc*	2,272	61,208
SYNNEX Corp*	1,264	35,784
Take-Two Interactive Software Inc*	5,054	56,858
Taleo Corp*	2,000	41,320
THQ Inc*	4,085	20,017
TriQuint Semiconductor Inc*	8,500	46,240
Tyler Technologies Inc*	2,000	39,960
Ultratech Inc*	1,126	14,841
Varian Semiconductor Equipment Associates Inc*	4,815	140,261
Veeco Instruments Inc*	1,520	41,511
Total Technology		2,378,363

Utilities (4.16%)
Allete Inc	1,680	56,178
American States Water Co	1,045	34,569
Atmos Energy Corp	5,938	162,642
Avista Corp	3,283	68,319
Central Vermont Public Service Corp	573	11,122
CH Energy Group Inc	1,008	40,703
El Paso Electric Co*	2,842	56,272
Laclede Group Inc/The	1,463	45,807
New Jersey Resources Corp	2,721	95,861
Northwest Natural Gas Co	1,701	72,939
Piedmont Natural Gas Co Inc	4,820	114,234
South Jersey Industries Inc	2,000	72,119
Southwest Gas Corp	2,879	75,458
UIL Holdings Corp	1,540	41,517
Unisource Energy Corp	2,352	70,136
Total Utilities		1,017,876

Total Common Stock (Cost $25,783,409)		22,988,079

Short-Term Investments (0.82%)

United States Treasury Bills (0.82%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,932
Total United States Treasury Bills		199,932

Total Short-Term Investments (Cost $199,929)		199,932

Total Investments (Cost $25,983,338) (a) (94.85%)		23,188,011
Other Net Assets (5.15%)		1,260,310
Net Assets (100.00%)		$24,448,321

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $25,983,338. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,252,296
Unrealized depreciation		(7,047,623)
Net unrealized appreciation (depreciation)		$(2,795,327)

(b) At November 30, 2009, certain United States Treasury Bills with a market value of $199,932 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2009: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Depreciation
24 / Dec 2009 / Long		$(33,070)

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (94.66%)

Basic Materials (3.22%)	Shares	Value

Chemicals (2.35%)
Praxair Inc	4,592	$376,682
Sherwin-Williams Co/The	1,746	106,227
		482,909

Iron / Steel (0.87%)
United States Steel Corp	4,000	178,640

Total Basic Materials		661,549

Communications (4.72%)

Media (1.93%)
McGraw-Hill Cos Inc/The	13,178	394,813

Telecommunications (2.79%)
AT&T Inc	21,244	572,313

Total Communications		967,126

Consumer, Cyclical (15.45%)

Auto Manufacturers (2.06%)
Ford Motor Co*	47,500	422,275

Retail (13.39%)
Chipotle Mexican Grill Inc B*	12,000	997,320
McDonald's Corp	6,968	440,726
Ross Stores Inc	3,692	162,374
Starbucks Corp*	25,200	551,880
TJX Cos Inc	7,050	270,579
Target Corp	6,939	323,080
		2,745,959

Total Consumer, Cyclical		3,168,234

Consumer, Non-Cyclical (29.91%)

Agriculture (5.28%)
Altria Group Inc	22,500	423,225
Philip Morris International Inc	7,500	360,675
Reynolds American Inc	5,992	299,360
		1,083,260

Beverages (4.04%)
Coca-Cola Co/The	14,500	829,400

Commercial Services (3.61%)
Lender Processing Services Inc	10,211	426,616
Moody's Corp	5,092	118,287
Western Union Co/The	10,609	195,736
		740,639

Cosmetics / Personal Care (1.18%)
Procter & Gamble Co/The	3,880	241,918

Food (2.35%)
Kraft Foods Inc	4,384	116,527
Safeway Inc	8,000	180,000
Sara Lee Corp	15,200	184,528
		481,055

Healthcare - Products (3.41%)
Baxter International Inc	12,811	698,840

Healthcare - Services (6.75%)
Aetna Inc	8,584	249,880
Healthsouth Corp*	40,000	701,600
WellPoint Inc*	8,000	432,240
		1,383,720

Household Products / Wares (0.40%)
Fortune Brands Inc	2,146	82,428

Pharmaceuticals (2.89%)
AmerisourceBergen Corp	13,812	341,018
Pfizer Inc	13,900	252,563
		593,581

Total Consumer, Non-Cyclical		6,134,841

Energy (9.81%)

Oil & Gas (9.26%)
Apache Corp	1,126	107,285
Chevron Corp	3,840	299,674
ConocoPhillips	5,348	276,866
Devon Energy Corp	3,852	259,432
ENSCO International Inc	4,170	183,480
Exxon Mobil Corp	7,736	580,742
Valero Energy Corp	12,000	190,680
		1,898,159

Oil & Gas Services (0.55%)
Baker Hughes Inc	2,780	113,257

Total Energy		2,011,416

Financial (12.64%)

Banks (5.00%)
JPMorgan Chase & Co	11,500	488,635
US Bancorp	10,300	248,539
Wells Fargo & Co	10,282	288,307
		1,025,481

Diversified Financial Services (4.32%)
Franklin Resources Inc	4,100	442,923
Morgan Stanley	14,000	442,120
		885,043

Insurance (3.32%)
Arthur J Gallagher & Co	7,700	172,480
MetLife Inc	7,328	250,544
StanCorp Financial Group Inc	6,950	257,915
		680,939

Total Financial		2,591,463

Industrial (7.98%)

Machinery - Construction & Mining (4.92%)
Caterpillar Inc	17,292	1,009,680

Metal Fabricate / Hardware (0.59%)
Worthington Industries Inc	10,400	121,784

Miscellaneous Manufacturing (1.88%)
3M Co	3,212	248,737
ITT Corp	2,634	136,230
		384,967

Transportation (0.59)%
Tidewater Inc	2,680	120,466

Total Industrial		1,636,897

Technology (6.84%)

Computers (2.53%)
Dell Inc*	12,249	172,956
Hewlett-Packard Co	7,050	345,873
		518,829

Semiconductors (1.67%)
Intel Corp	17,863	342,970

Software (2.64%)
Microsoft Corp	18,373	540,350

Total Technology		1,402,149

Utilities (4.09%)

Electric (4.09%)
Consolidated Edison Inc	7,700	330,407
Duke Energy Corp	9,200	153,456
Entergy Corp	2,146	168,783
Exelon Corp	3,846	185,300
Total Utilities		837,946

Total Common Stock (Cost $16,825,604)		19,411,621

Short-Term Investments (0.97%)

United States Treasury Bills (0.97%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,932
Total United States Treasury Bills		199,932

Total Short-Term Investments (Cost $199,929)		199,932

Total Investments (Cost $17,025,533) (a) (95.63%)		19,611,553
Other Net Assets (4.37%)		895,675
Net Assets (100.00%)		$20,507,228

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,025,533. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,497,137
Unrealized depreciation		(1,911,117)
Net unrealized appreciation (depreciation)		$2,586,020

(b) At November 30, 2009, certain United States Treasury Bills with a market value of $199,932 were pledged to cover margin requirements for futures contracts.

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (97.85%)

Basic Materials (9.71%)	Shares	Value

Chemicals (2.46%)
BASF SE ADR	3,488	$211,338
Bayer AG ADR	1,515	116,504
		327,842

Iron / Steel (1.09%)
ArcelorMittal ADR	3,700	145,299

Mining (6.16%)
Anglo American PLC ADR*	12,020	258,190
BHP Billiton Ltd ADR	4,500	338,850
Rio Tinto PLC ADR	1,100	224,510
		821,550

Total Basic Materials		1,294,691

Communications (13.29%)

Telecommunications (13.29%)
Deutsche Telekom AG ADR	11,525	171,146
France Telecom SA ADR	7,700	202,741
Nokia OYJ ADR	15,928	211,205
Telefonaktiebolaget LM Ericsson ADR	12,888	125,529
Telefonica SA ADR	6,165	534,074
Vodafone Group PLC ADR	23,233	527,157
Total Communications		1,771,852

Consumer, Cyclical (1.46%)

Auto Manufacturers (1.46%)
Daimler AG	3,835	195,317
Total Consumer, Cyclical		195,317

Consumer, Non-Cyclical (24.60%)

Agriculture (1.88%)
British American Tobacco PLC ADR	4,100	251,207

Beverages (1.39%)
Diageo PLC ADR	2,735	184,913

Food (5.92%)
Nestle SA ADR	12,412	588,577
Unilever NV ADR	6,508	200,511
		789,088

Pharmaceuticals (15.41%)
AstraZeneca PLC ADR	6,098	273,373
GlaxoSmithKline PLC ADR	11,988	497,142
Novartis AG ADR	10,757	598,089
Roche Holding AG ADR	9,632	394,141
Sanofi-Aventis SA ADR	7,700	292,292
		2,055,037

Total Consumer, Non-Cyclical		3,280,245

Energy (14.53%)

Oil & Gas (14.53%)
BP PLC ADR	12,876	736,250
ENI SpA ADR	5,132	255,266
Royal Dutch Shell PLC ADR	7,220	431,467
Total SA ADR	8,258	513,565
Total Energy		1,936,548

Financial (25.25%)

Banks (19.89%)
Banco Bilbao Vizcaya Argentaria SA	14,915	283,534
Banco Santander SA ADR	36,958	639,373
Barclays PLC ADR	8,751	172,657
BNP Paribas ADR	5,452	229,257
Deutsche Bank AG	2,096	153,218
HSBC Holdings PLC ADR	11,565	682,451
Intesa Sanpaolo SpA ADR*	5,800	152,308
Societe Generale ADR	10,900	154,235
UBS AG*	11,792	185,016
		2,652,049

Diversified Financial Services (1.59%)
Credit Suisse Group AG ADR	4,053	212,418
		212,418

Insurance (3.77%)
Allianz SE ADR	18,157	225,147
AXA SA ADR	6,984	172,924
ING Groep NV ADR*	8,732	82,954
ING Groep NV ADR (Rights)	8,732	21,634
		502,659

Total Financial		3,367,126

Industrial (4.45%)

Electronics (0.86%)
Koninklijke Philips Electronics NV ADR	4,184	114,892

Engineering & Construction (1.20%)
ABB Ltd ADR*	8,700	159,732

Miscellaneous Manufacturing (2.39%)
Siemens AG ADR	3,235	319,036

Total Industrial		593,660

Technology (1.32%)

Software (1.32%)
SAP AG ADR	3,667	175,539
Total Technology		175,539

Utilities (3.24%)

Electric (2.06%)
E.ON AG ADR	6,935	274,835

Gas (1.18%)
GDF Suez ADR	3,758	157,536

Total Utilities		432,371

Total Common Stock (Cost $12,693,387)		13,047,349

Short-Term Investments (1.50%)

United States Treasury Bills (1.50%)	Par Value
United States Treasury Bill 04/15/2010	$200,000	199,932
Total United States Treasury Bills		199,932

Total Short-Term Investments (Cost $199,929)		199,932

Total Investments (Cost $12,893,316) (a) (99.35%)		13,247,281
Other Net Assets (0.65%)		86,565
Net Assets (100.00%)		$13,333,846

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,893,876. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,215,723
Unrealized depreciation		(1,862,318)
Net unrealized appreciation (depreciation)		$353,405

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/2009
Common Stock (90.97%)

Basic Materials (0.61%)	Shares	Value
Sigma-Aldrich Corp	1,436	$76,596
Steel Dynamics Inc	2,400	40,608
Total Basic Materials		117,204

Communications (24.87%)
Akamai Technologies Inc*	1,800	43,200
Amazon.com Inc*	3,090	419,962
Baidu Inc ADR*	300	130,122
Cisco Systems Inc*	22,650	530,010
Comcast Corp	15,675	229,952
DIRECTV*	8,045	254,463
DISH Network Corp	2,514	52,065
eBay Inc*	10,393	254,317
Expedia Inc*	3,216	81,944
Google Inc*	1,587	925,221
IAC/InterActiveCorp*	1,701	33,084
Juniper Networks Inc*	3,939	102,926
Liberty Global Inc*	1,556	30,015
Liberty Media Corp - Interactive*	6,500	69,160
Millicom International Cellular SA*	1,100	82,280
News Corp	15,413	176,633
NII Holdings Inc*	1,993	59,391
QUALCOMM Inc	21,607	972,315
Symantec Corp*	9,324	165,501
VeriSign Inc*	1,969	44,184
Yahoo! Inc*	7,488	112,095
Total Communications		4,768,840

Consumer, Cyclical (7.12%)
Bed Bath & Beyond Inc*	3,793	141,706
Cintas Corp	2,196	61,686
Costco Wholesale Corp	2,478	148,457
Fastenal Co	1,708	63,333
O'Reilly Automotive Inc*	1,461	56,658
PACCAR Inc	4,416	163,745
Ross Stores Inc	1,421	62,496
Ryanair Holdings PLC ADR*	1,300	34,073
Sears Holdings Corp*	1,385	98,266
Staples Inc	5,531	128,983
Starbucks Corp*	11,806	258,551
Urban Outfitters Inc*	1,802	57,015
Wynn Resorts Ltd	1,400	90,356
Total Consumer, Cyclical		1,365,325

Consumer, Non-Cyclical (15.98%)
Amgen Inc*	5,234	294,936
Apollo Group Inc*	1,751	99,930
Automatic Data Processing Inc	3,875	168,369
Biogen Idec Inc*	3,654	171,519
Celgene Corp*	4,948	274,367
Cephalon Inc*	800	43,960
DENTSPLY International Inc	1,688	56,244
Express Scripts Inc*	2,400	205,920
Genzyme Corp*	3,694	187,286
Gilead Sciences Inc*	9,744	448,711
Hansen Natural Corp*	1,100	38,467
Henry Schein Inc*	1,000	49,660
Hologic Inc*	3,000	43,410
Illumina Inc*	1,290	37,307
Intuitive Surgical Inc*	400	112,216
Life Technologies Corp*	1,910	95,080
Patterson Cos Inc*	1,604	41,239
Paychex Inc	3,718	116,559
Pharmaceutical Product Development Inc	1,244	26,671
Teva Pharmaceutical Industries Ltd ADR	7,776	410,495
Vertex Pharmaceuticals Inc*	1,957	75,971
Warner Chilcott PLC*	2,719	66,833
Total Consumer, Non-Cyclical		3,065,150

Energy (0.48%)
First Solar Inc*	776	92,429
Total Energy		92,429

Industrial (3.09%)
CH Robinson Worldwide Inc	1,946	108,470
Expeditors International of Washington Inc	2,400	76,632
Flextronics International Ltd*	9,539	67,441
FLIR Systems Inc*	1,650	47,355
Foster Wheeler AG*	1,800	53,712
Garmin Ltd	2,380	71,114
JB Hunt Transport Services Inc	1,368	43,584
Joy Global Inc	1,200	64,248
Stericycle Inc*	1,100	60,203
Total Industrial		592,759

Technology (38.82%)
Activision Blizzard Inc*	12,678	144,402
Adobe Systems Inc*	5,580	195,746
Altera Corp	4,480	94,214
Apple Inc*	13,491	2,696,986
Applied Materials Inc	7,467	91,919
Autodesk Inc*	2,800	65,660
Broadcom Corp*	4,222	123,282
CA Inc	5,413	119,627
Check Point Software Technologies*	2,506	79,165
Citrix Systems Inc*	2,599	99,230
Cognizant Technology Solutions Corp*	3,300	144,969
Dell Inc*	7,769	109,698
Electronic Arts Inc*	3,704	62,561
Fiserv Inc*	2,119	97,983
Infosys Technologies Ltd ADR	1,300	66,261
Intel Corp	21,154	406,157
Intuit Inc*	4,395	128,378
KLA-Tencor Corp	2,582	80,662
Lam Research Corp*	1,471	49,999
Linear Technology Corp	3,449	93,020
Logitech International SA*	2,100	34,713
Marvell Technology Group Ltd*	6,590	101,618
Maxim Integrated Products Inc	3,250	57,200
Microchip Technology Inc	1,644	43,155
Microsoft Corp	33,234	977,412
NetApp Inc*	4,214	129,875
NVIDIA Corp*	6,297	82,239
Oracle Corp	22,853	504,594
Research In Motion Ltd*	6,150	356,024
Seagate Technology	5,319	80,476
Sun Microsystems Inc*	4,209	35,819
Xilinx Inc	3,949	89,406
Total Technology		7,442,450

Total Common Stock (Cost $14,151,467)		17,444,157

Short-Term Investments (1.04%)

United States Treasury Bills (1.04%)	Par Value
United States Treasury Bill 04/15/2010 (b)	$200,000	199,932
Total United States Treasury Bills		199,932

Total Short-Term Investments (Cost $199,929)		199,932

Total Investments (Cost $14,351,396) (a) (92.01%)		17,644,089
Other Net Assets (7.99%)		1,532,235
Net Assets (100.00%)		$19,176,324

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $14,352,631. At November 30, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$5,658,214
Unrealized depreciation		(2,366,756)
Net unrealized appreciation (depreciation)		$3,291,458

(b) At November 30, 2009, certain United States Treasury Bills with a market value of $199,932 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at November 30, 2009: Contracts - $100 times premium / delivery month / commitment

Nasdaq Mini 100 Stock Index		Unrealized Appreciation
49 / Dec 2009 / Long		$77,623

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 20, 2010

By /s/ Christopher P. Browne
Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 20, 2010